Stockholders' Equity (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of stock options outstanding
Granted	30,000	152,698	26,460
Stock Option [Member]
Number of stock options outstanding
Beginning balance	262,683	112,085	85,625
Granted	300,000	152,698	26,460
Forfeited		(2,100)
Ending balance	292,683	262,683	112,085
Weighted average exercise price
Beginning balance	$ 24.27	$ 41.81	$ 37.77
Granted	6.10	11.35	48.22
Forfeited		21.10
Ending balance	$ 22.40	$ 24.27	$ 41.81